Goodwill	12 Months Ended
Dec. 31, 2021
Organization and Description of Business
4. Goodwill	4. Goodwill As of December 31, 2021 and 2020, the Company had goodwill of $505,508 related to the acquisition of Nimbo Tracking, LLC.